Related Party Transactions (Details) - USD ($)					1 Months Ended		12 Months Ended
	Nov. 12, 2023	Dec. 14, 2021	Dec. 09, 2021	Mar. 30, 2021	Nov. 30, 2021	Jul. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2023	Nov. 09, 2023	Oct. 10, 2023	Sep. 10, 2023
Related Party Transactions [Line Items]
Price per shares (in Dollars per share)									$ 10.1
Stock based compensation							$ 516,000	$ 516,000
Percentage of founder shares							75.00%
Loan borrowed value		$ 115,000
Working capital loans							$ 1,500,000
Sponsor contributed amount										$ 300,000	$ 300,000	$ 300,000
Accrued expenses							$ 5,737,714	660,491
Capital raised transactions percentage	2.00%
Expense incurred	50.00%
Working Capital Loan [Member]
Related Party Transactions [Line Items]
Conversion price per share (in Dollars per share)							$ 1
Initial Public Offering [Member]
Related Party Transactions [Line Items]
Share issued (in Shares)		28,750,000
Price per shares (in Dollars per share)							$ 10.1
Issued and outstanding shares percentage				20.00%
Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Share issued (in Shares)							11,125,000
Private placement warrant price (in Dollars per share)							$ 1
Generating gross proceeds							$ 11,100,000
Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
Payment to affiliates			$ 20,000
Accrued expenses							$ 500,000	$ 260,000
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Stock dividend shares (in Shares)					1,437,500
Common stock, shares outstanding (in Shares)							7,187,500	7,187,500
Director nominee price per share (in Dollars per share)					$ 120
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Price per shares (in Dollars per share)		$ 0.0001							$ 10
Common stock equal or exceeds per share (in Dollars per share)							$ 12
Private placement warrant price (in Dollars per share)							11.5
Class A Common Stock [Member] | Initial Public Offering [Member]
Related Party Transactions [Line Items]
Share issued (in Shares)		28,750,000
Class A Common Stock [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Private placement warrant price (in Dollars per share)							$ 11.5
Independent Directors [Member]
Related Party Transactions [Line Items]
Transferred shares (in Shares)						120,000
Sponsor [Member]
Related Party Transactions [Line Items]
Founder shares value issued				$ 25,000
Transferred shares (in Shares)						30,000
Aggregate fair value							$ 4,700,000
Aggregate to cover expenses				$ 300,000
Sponsor [Member] | Class B Common Stock [Member]
Related Party Transactions [Line Items]
Shares repurchased (in Shares)					30,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Forfeited shares (in Shares)		937,500		937,500
Founder Shares [Member] | Initial Public Offering [Member]
Related Party Transactions [Line Items]
Transferred shares (in Shares)							1,078,125
Founder Shares [Member] | Class B Common Stock [Member]
Related Party Transactions [Line Items]
Share issued (in Shares)				5,750,000
Price per shares (in Dollars per share)				$ 0.0001
Common stock, shares outstanding (in Shares)					7,187,500
Related Party [Member]
Related Party Transactions [Line Items]
Sponsor contributed amount							$ 900,000
General and administrative expenses							240,000	$ 240,000
Related Party [Member] | Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
General and administrative expenses							$ 240,000	$ 240,000